SIGNIFICANT ACCOUNTING POLICIES - Intangible Asset Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	$ 6,255	$ 6,022
Accumulated amortization	(6,028)	(5,952)
Total net book value	227	70
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	3,857	3,857
Accumulated amortization	(3,857)	(3,857)
Website and mobile application
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	583	583
Accumulated amortization	(583)	(513)
Software
Finite-Lived Intangible Assets [Line Items]
Gross intangible assets	1,815	1,582
Accumulated amortization	$ (1,588)	$ (1,582)